SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) customer segment $ / ¥	Dec. 31, 2024 USD ($) customer segment	Dec. 31, 2023 CNY (¥) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Significant accounting policies
Convenience translation rate (USD to RMB) | $ / ¥	7.2993
Appropriation to statutory reserves	¥ 115,900		¥ 150,300		¥ 176,900
Appropriation to other reserve fund | $		$ 0		$ 0		$ 0
Advertising expenses	2,104,000		2,030,800		1,340,200
Impact of additions and (reversals)	(1,379,200)		(1,598,400)		621,000
Employee welfare benefit expenses, including the provision's net impact	¥ 2,500,000		1,200,000		3,000,000
Number of operating segments | segment	5	5
Government grants	¥ 731,198		762,070		668,372
Accounts receivable, net	¥ 5,297,317		¥ 3,017,506
RMB depreciated against US$ (as a percent)	2.80%	2.80%
Accounts receivable and contract assets
Significant accounting policies
Expected credit loss rate	22.90%		34.60%
Financing receivables
Significant accounting policies
Expected credit loss rate	4.90%		8.30%
Other receivables
Significant accounting policies
Expected credit loss rate	22.70%		14.30%
Accounts receivable | Credit concentration risk
Significant accounting policies
Number of customer | customer	1	1	1	1
Accounts receivable, net	¥ 346,600		¥ 379,700
Cash and cash equivalents, restricted cash and short-term investments denominated in RMB | Currency convertibility risk
Significant accounting policies
Cash and cash equivalents, restricted cash and short-term investments	¥ 48,900,000		51,200,000
Revision of Prior Period, Adjustment [Member]
Significant accounting policies
Proceeds from operating activities			¥ 256,600		¥ 58,100